Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - Recurring fair value measurement [member] - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 270,884	€ 257,096
Liabilities carried at fair value	75,976	67,523
Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	219,481	206,732
Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	51,403	50,364
Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	274	291
Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	39	10
Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,453	2,396
Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	48,310	47,191
Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,064	4,215
Money market and other short-term instruments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,025	3,135
Loans [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73
Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,867	5,011
Other investments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	29
Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	889	1,429
Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	208,862	193,390
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,482	2,479
Investment contracts without DPF where the policyholder bears the risk [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	73,494	65,044
Level I [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	106,319	103,248
Liabilities carried at fair value	26	39
Level I [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97,943	94,570
Level I [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	8,376	8,678
Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	156	153
Level I [member] | Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	35	5
Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	302	302
Level I [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,365	5,644
Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,906	4,041
Level I [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,976	3,028
Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	1
Level I [member] | Other investments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	11	47
Level I [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	95,567	90,027
Level I [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	26	39
Level II [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	159,210	148,551
Liabilities carried at fair value	75,948	67,478
Level II [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	116,790	107,395
Level II [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	42,420	41,157
Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	31	43
Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,054	2,009
Level II [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	42,345	41,031
Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	158	173
Level II [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	47	97
Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	704	773
Level II [member] | Other investments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	29
Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	868	1,374
Level II [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	112,974	103,022
Level II [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,454	2,434
Level II [member] | Investment contracts without DPF where the policyholder bears the risk [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	73,494	65,044
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,356	5,297
Liabilities carried at fair value	1	6
Level III [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,749	4,767
Level III [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	607	530
Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	86	94
Level III [member] | Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4	4
Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97	86
Level III [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	600	516
Level III [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2	9
Level III [member] | Loans [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73
Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,162	4,237
Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9	8
Level III [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	322	342
Level III [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 1	€ 6